Other equity instruments	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Other equity instruments
14.	Other equity instruments
On April 5, 2022 Aegon completed a tender offer buying back EUR 429 million of perpetual capital securities, part of the EUR 950 million notes issued in 2004. Aegon bought back the securities at a purchase price of 90%. The gain realized on this tender offer amounts to EUR 43 million before tax and is recognized in retained earnings in the second quarter of 2022.